AVAILABLE-FOR-SALE INVESTMENTS	12 Months Ended
Dec. 31, 2014
AVAILABLE-FOR-SALE INVESTMENTS

9. AVAILABLE-FOR-SALE INVESTMENTS

Investment in Youjia Group Limited (“Youjia”)

In November 2011, the Group acquired 925,926 redeemable and convertible preferred shares of Youjia, a mobile social application developer based in the PRC, for a consideration of US$1.0 million. The Group’s investment represented 6.67% of Youjia’s equity interest on an as converted basis as of December 31, 2011. The Group recorded the investment in Youjia as an available-for-sale investment as the redeemable convertible preference share is in substance a debt security. During 2013, based on an evaluation of the financial results and condition of Youjia, the Group provided full impairment provision of Youjia.

In April 2014, the Group entered into a sale and purchase agreement with a third party and sold all of shares of Youjia for US$1.0 million (RMB6.3 million) cash receipt as consideration and recognized a gain on investment disposal of RMB6.3 million (US$1.0 million) for the year ended December 31, 2014.